General information and significant accounting policies (Details)	3 Months Ended
	Mar. 31, 2025 item subsidiary segment	May 31, 2024	Jun. 17, 2021	Jun. 17, 2017
Overview
Number of operating segments | segment	1
Numbered of owned vessels in operation	22
Number of chartered vessels in operations	4
Average Age Of Vessels	10 years 6 months
Number of wholly owned subsidiaries | subsidiary	79
Anglo Ardmore Ship Management Limited
Overview
Number of joint ventures	1
Percentage of ownership interest (as a percent)	50.00%
e1 Marine LLC
Overview
Percentage of ownership interest (as a percent)		33.33%
e1 Marine LLC | Corporate Joint Venture [Member]
Overview
Percentage of ownership interest (as a percent)			33.33%
Element 1 Corp.
Overview
Percentage of ownership interest (as a percent)	10.00%			10.00%